Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jul. 02, 2023	Jul. 03, 2022	Jun. 27, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

The following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Company and peer group financial performance measures for the fiscal years listed below is provided in accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010. Please refer to the "Compensation Discussion and Analysis" section for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net (Loss) Income (in thousands) ($)	Adjusted EBITDA (in thousands) ($)
2024	1,248,267	1,069,437	634,597	462,645	50.47	164.45	(47,395)	(5,197)
2023	1,244,710	824,527	696,777	273,051	69.15	154.22	(46,344)	(4,085)
2022	1,617,866	613,314	869,763	90,814	120.14	144.35	15,171	55,190
2021	1,748,373	3,040,666	1,198,197	2,145,892	212.08	176.08	29,073	64,643

(1)
The principal executive officer, or PEO, for each of the fiscal years listed is Edmund M. Ingle.

(2)
The dollar amounts shown in these columns have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the NEOs. These amounts reflect the amounts set forth in the "Total" column of the Summary Compensation Table for each fiscal year presented, with certain adjustments as described in the table below, in accordance with the requirements of Item 402(v) of Regulation S-K.

(3)
Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date; adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions as of the measurement date. Performance share unit grant date fair values are calculated based on the probable outcome of the performance condition and the fair value of the stock price on the grant date; adjustments have been made based on the probable outcome of the performance condition and the stock price as of the measurement date. Restricted stock unit grant date fair values are calculated using the stock price as of the grant date; adjustments have been made using the stock price as of the fiscal year end and as of each vesting date.

(4)
Information regarding non-PEO NEOs reflects the average Summary Compensation Table total compensation and average CAP for the following executives by fiscal year:

2024: Andrew J. Eaker, Albert P. Carey, Hongjun Ning, Meredith S. Boyd and Craig A. Creaturo.

2023: Albert P. Carey, Hongjun Ning, Gregory K. Sigmon, Craig A. Creaturo, and Lucas de Carvalho Rocha.

2022: Albert P. Carey, Craig A. Creaturo, Hongjun Ning, and Lucas de Carvalho Rocha.

2021: Thomas H. Caudle, Jr., Albert P. Carey, Craig A. Creaturo, and Hongjun Ning.

(5)
Total shareholder return (“TSR”) is calculated based on the value of an initial fixed investment of $100 in the Common Stock on June 26, 2020, assuming reinvestment of dividends.

(6)
Peer group TSR is calculated based on the value of an initial fixed investment of $100 in the S&P SmallCap 600 Index on June 26, 2020, assuming reinvestment of dividends. The S&P SmallCap 600 Index was the peer group used by UNIFI for purposes of Item 201(e) of Regulation S-K in the Company’s Annual Report on Form 10-K for fiscal 2024.

	PEO				Average Non-PEO NEOs
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total Compensation from Summary Compensation Table	1,248,267	1,244,710	1,617,866	1,748,373	634,597	696,777	869,763	1,198,197
Adjustments for Equity Awards:
Grant date values in the Summary Compensation Table	(387,500)	(387,500)	(387,500)	—	(157,318)	(142,500)	(162,500)	(275,000)
Year-end fair value for unvested awards granted in the current year	342,582	376,477	229,604	—	141,650	138,451	100,463	511,010
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(105,105)	(72,240)	(549,678)	1,139,756	(32,743)	(280,639)	(687,937)	587,118
Fair values at vest date for awards granted and vested in the current year	—	—	—	—	—	—	—	—
Difference in prior year-end fair values and vest date fair values for awards granted in prior years	(28,807)	(336,920)	(296,978)	152,537	(16,080)	(127,515)	(28,975)	124,567
Value at last day of prior year for awards forfeited during the current year	—	—	—	—	(107,461)	(11,523)	—	—
Total Adjustments for Equity Awards	(178,830)	(420,183)	(1,004,552)	1,292,293	(171,952)	(423,726)	(778,949)	947,695
Compensation Actually Paid	1,069,437	824,527	613,314	3,040,666	462,645	273,051	90,814	2,145,892

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(4)
Information regarding non-PEO NEOs reflects the average Summary Compensation Table total compensation and average CAP for the following executives by fiscal year:

2024: Andrew J. Eaker, Albert P. Carey, Hongjun Ning, Meredith S. Boyd and Craig A. Creaturo.

2023: Albert P. Carey, Hongjun Ning, Gregory K. Sigmon, Craig A. Creaturo, and Lucas de Carvalho Rocha.

2022: Albert P. Carey, Craig A. Creaturo, Hongjun Ning, and Lucas de Carvalho Rocha.

2021: Thomas H. Caudle, Jr., Albert P. Carey, Craig A. Creaturo, and Hongjun Ning.

Peer Group Issuers, Footnote
(6)
Peer group TSR is calculated based on the value of an initial fixed investment of $100 in the S&P SmallCap 600 Index on June 26, 2020, assuming reinvestment of dividends. The S&P SmallCap 600 Index was the peer group used by UNIFI for purposes of Item 201(e) of Regulation S-K in the Company’s Annual Report on Form 10-K for fiscal 2024.

PEO Total Compensation Amount	$ 1,248,267	$ 1,244,710	$ 1,617,866	$ 1,748,373
PEO Actually Paid Compensation Amount	1,069,437	824,527	613,314	3,040,666
Non-PEO NEO Average Total Compensation Amount	634,597	696,777	869,763	1,198,197
Non-PEO NEO Average Compensation Actually Paid Amount	$ 462,645	273,051	90,814	2,145,892
Adjustment to Non-PEO NEO Compensation Footnote

The following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Company and peer group financial performance measures for the fiscal years listed below is provided in accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010. Please refer to the "Compensation Discussion and Analysis" section for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net (Loss) Income (in thousands) ($)	Adjusted EBITDA (in thousands) ($)
2024	1,248,267	1,069,437	634,597	462,645	50.47	164.45	(47,395)	(5,197)
2023	1,244,710	824,527	696,777	273,051	69.15	154.22	(46,344)	(4,085)
2022	1,617,866	613,314	869,763	90,814	120.14	144.35	15,171	55,190
2021	1,748,373	3,040,666	1,198,197	2,145,892	212.08	176.08	29,073	64,643

(1)
The principal executive officer, or PEO, for each of the fiscal years listed is Edmund M. Ingle.

(2)
The dollar amounts shown in these columns have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the NEOs. These amounts reflect the amounts set forth in the "Total" column of the Summary Compensation Table for each fiscal year presented, with certain adjustments as described in the table below, in accordance with the requirements of Item 402(v) of Regulation S-K.

(3)
Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date; adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions as of the measurement date. Performance share unit grant date fair values are calculated based on the probable outcome of the performance condition and the fair value of the stock price on the grant date; adjustments have been made based on the probable outcome of the performance condition and the stock price as of the measurement date. Restricted stock unit grant date fair values are calculated using the stock price as of the grant date; adjustments have been made using the stock price as of the fiscal year end and as of each vesting date.

(4)
Information regarding non-PEO NEOs reflects the average Summary Compensation Table total compensation and average CAP for the following executives by fiscal year:

2024: Andrew J. Eaker, Albert P. Carey, Hongjun Ning, Meredith S. Boyd and Craig A. Creaturo.

2023: Albert P. Carey, Hongjun Ning, Gregory K. Sigmon, Craig A. Creaturo, and Lucas de Carvalho Rocha.

2022: Albert P. Carey, Craig A. Creaturo, Hongjun Ning, and Lucas de Carvalho Rocha.

2021: Thomas H. Caudle, Jr., Albert P. Carey, Craig A. Creaturo, and Hongjun Ning.

(5)
Total shareholder return (“TSR”) is calculated based on the value of an initial fixed investment of $100 in the Common Stock on June 26, 2020, assuming reinvestment of dividends.

(6)
Peer group TSR is calculated based on the value of an initial fixed investment of $100 in the S&P SmallCap 600 Index on June 26, 2020, assuming reinvestment of dividends. The S&P SmallCap 600 Index was the peer group used by UNIFI for purposes of Item 201(e) of Regulation S-K in the Company’s Annual Report on Form 10-K for fiscal 2024.

	PEO				Average Non-PEO NEOs
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total Compensation from Summary Compensation Table	1,248,267	1,244,710	1,617,866	1,748,373	634,597	696,777	869,763	1,198,197
Adjustments for Equity Awards:
Grant date values in the Summary Compensation Table	(387,500)	(387,500)	(387,500)	—	(157,318)	(142,500)	(162,500)	(275,000)
Year-end fair value for unvested awards granted in the current year	342,582	376,477	229,604	—	141,650	138,451	100,463	511,010
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(105,105)	(72,240)	(549,678)	1,139,756	(32,743)	(280,639)	(687,937)	587,118
Fair values at vest date for awards granted and vested in the current year	—	—	—	—	—	—	—	—
Difference in prior year-end fair values and vest date fair values for awards granted in prior years	(28,807)	(336,920)	(296,978)	152,537	(16,080)	(127,515)	(28,975)	124,567
Value at last day of prior year for awards forfeited during the current year	—	—	—	—	(107,461)	(11,523)	—	—
Total Adjustments for Equity Awards	(178,830)	(420,183)	(1,004,552)	1,292,293	(171,952)	(423,726)	(778,949)	947,695
Compensation Actually Paid	1,069,437	824,527	613,314	3,040,666	462,645	273,051	90,814	2,145,892

Equity Valuation Assumption Difference, Footnote
(3)
Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date; adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions as of the measurement date. Performance share unit grant date fair values are calculated based on the probable outcome of the performance condition and the fair value of the stock price on the grant date; adjustments have been made based on the probable outcome of the performance condition and the stock price as of the measurement date. Restricted stock unit grant date fair values are calculated using the stock price as of the grant date; adjustments have been made using the stock price as of the fiscal year end and as of each vesting date.

Compensation Actually Paid vs. Total Shareholder Return	* Value of initial fixed investment of $100
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Financial Performance Measures

The Compensation Committee has determined that the most important Company financial performance measures used to link CAP of the Company’s NEOs in fiscal 2024 to the Company’s performance were:

•
Adjusted EBITDA;
•
Asia Adjusted EBITDA; and
•
Adjusted Earnings Per Share.

Total Shareholder Return Amount	$ 50.47	69.15	120.14	212.08
Peer Group Total Shareholder Return Amount	164.45	154.22	144.35	176.08
Net Income (Loss)	$ (47,395,000)	$ (46,344,000)	$ 15,171,000	$ 29,073,000
Company Selected Measure Amount	(5,197,000)	(4,085,000)	55,190,000	64,643,000
PEO Name	Edmund M. Ingle
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Asia Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (178,830)	$ (420,183)	$ (1,004,552)	$ 1,292,293
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	342,582	376,477	229,604	0
PEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(387,500)	(387,500)	(387,500)	0
PEO | Equity Awards Granted Year Over Year Difference of Year End Fair Values of Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(105,105)	(72,240)	(549,678)	1,139,756
PEO | Equity Awards Granted Fair Values at Vest Date for Awards and Vested in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards Granted Difference in Prior Year End Fair Values and Vest Date Fair Values for Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,807)	(336,920)	(296,978)	152,537
PEO | Equity Awards Forfeited Value at Last Day of Prior Year For Awards During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(171,952)	(423,726)	(778,949)	947,695
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	141,650	138,451	100,463	511,010
Non-PEO NEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(157,318)	(142,500)	(162,500)	(275,000)
Non-PEO NEO | Equity Awards Granted Year Over Year Difference of Year End Fair Values of Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,743)	(280,639)	(687,937)	587,118
Non-PEO NEO | Equity Awards Granted Fair Values at Vest Date for Awards and Vested in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards Granted Difference in Prior Year End Fair Values and Vest Date Fair Values for Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,080)	(127,515)	(28,975)	124,567
Non-PEO NEO | Equity Awards Forfeited Value at Last Day of Prior Year For Awards During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (107,461)	$ (11,523)	$ 0	$ 0